Summary of Significant Accounting Policies (Details)			12 Months Ended
	Feb. 09, 2026	Jul. 28, 2025 USD ($)	Dec. 31, 2025 USD ($) Bitcoins $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 20, 2025 $ / shares	Sep. 11, 2025 $ / shares	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Common stock par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 1
Exchange ratio				0.345854
Maturity Periods			3 months
Number of bitcoin (in Bitcoins) | Bitcoins			16.51
Deferred offering costs				$ 2,800,000
Deferred offering costs			$ 2,500,000
Transaction costs			14,483,000
Deferred offering cost				$ 2,757,000			$ 1,527,000
Shares of common stock issued (in Shares) | shares			1,232,052	25,844
Change in fair value			$ (895,000)
Offering costs			$ 22,200,000
Excise and sales taxes, percentage			1.00%
Ascent PIPE Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Principal amount			$ 12,200,000
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Change in fair value			900,000
Bitcoin [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate cost			2,000,000
Deferred Offering Costs [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred offering cost				$ 2,500,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock par value (in Dollars per share) | $ / shares				$ 0.0001
Sale of shares value		$ 100,000,000	$ 10,300,000
Shares of common stock issued (in Shares) | shares			12,000
General and Administrative Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Transaction costs			$ 14,500,000
Milestone III [Member]
Summary of Significant Accounting Policies [Line Items]
Market data			6,000,000
Revenue-based milestones			0
Milestones I and II [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue-based milestones			$ 1,700,000
Milestones I and II [Member] | Measurement Input, Option Volatility [Member]
Summary of Significant Accounting Policies [Line Items]
Measurement input			92.5
Milestones I and II [Member] | Measurement Input, Risk Free Interest Rate [Member]
Summary of Significant Accounting Policies [Line Items]
Measurement input			3.9
Milestone IV Earnout Rights [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue-based milestones			$ 0
Milestone IV Earnout Rights [Member] | Measurement Input, Risk Free Interest Rate [Member]
Summary of Significant Accounting Policies [Line Items]
Measurement input			4.13
Milestone IV Earnout Rights [Member] | Measurement Input, Price Volatility [Member]
Summary of Significant Accounting Policies [Line Items]
Measurement input			40.4
Milestone IV Earnout Rights [Member] | Measurement Input, Discount Rate [Member]
Summary of Significant Accounting Policies [Line Items]
Measurement input			16.5
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Reverse stock split	1-for-75
Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred offering costs			$ 300,000